UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     X-10 Capital Partners (QP), LP

Address:  201 North Union Street, Suite 300
          Alexandria, Virginia 22314

13F File Number: 028-14092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark J. Kington
Title:  Managing Member
Phone:  (703) 519-7991



Signature, Place and Date of Signing:

/s/ Mark J. Kington           Alexandria, Virginia             May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:  $79,526
                                         (thousands)


List of Other Included Managers:


Form 13F File Number                    Name

028-14091                               X-10 Capital Management, LLC


                                                   FORM 13F INFORMATION TABLE
                                                         March 31, 2011

COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE OF                       VALUE   SHRS OR  SH/  PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP      (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE


ABOVENET INC                        COM        00374N107   1,932.83     29,800 SH        Defined                   29,800
ASPEN TECHNOLOGY INC                COM        045327103     562.13     37,500 SH        Defined                   37,500
BARRICK GOLD CORP                   COM        067901108   1,738.99     33,500 SH        Defined                   33,500
BLACKSTONE GROUP L P            COM UNIT LTD   09253U108   1,430.40     80,000 SH        Defined                   80,000
CELANESE CORP DEL                COM SER A     150870103   3,527.42     79,500 SH        Defined                   79,500
CHESAPEAKE LODGING TR            SH BEN INT    165240102   4,213.22    242,000 SH        Defined                  242,000
COGENT COMM GROUP INC             COM NEW      19239V302      55.65      3,900 SH        Defined                    3,900
COMERICA INC                        COM        200340107     591.19     16,100 SH        Defined                   16,100
COOPER TIRE & RUBR CO               COM        216831107   2,441.10     94,800 SH        Defined                   94,800
DELTA AIR LINES INC DEL           COM NEW      247361702   3,234.00    330,000 SH        Defined                  330,000
FIFTH THIRD BANCORP                 COM        316773100   1,165.92     84,000 SH        Defined                   84,000
GENERAL ELECTRIC CO                 COM        369604103   3,639.08    181,500 SH        Defined                  181,500
GOODYEAR TIRE & RUBR CO             COM        382550101   2,492.67    166,400 SH        Defined                  166,400
GOOGLE INC                          CL A       38259P508   2,256.91      3,850 SH        Defined                    3,850
HEWLETT PACKARD CO                  COM        428236103   3,687.30     90,000 SH        Defined                   90,000
HUNTINGTON BANCSHARES INC           COM        446150104     683.92    103,000 SH        Defined                  103,000
JPMORGAN CHASE & CO                 COM        46625H100   6,145.13    133,300 SH        Defined                  133,300
KEYCORP NEW                         COM        493267108     932.40    105,000 SH        Defined                  105,000
KINROSS GOLD CORP                COM NO PAR    496902404   1,609.65    102,200 SH        Defined                  102,200
KKR & CO L P DEL                 COM UNITS     48248M102   3,918.71    238,800 SH        Defined                  238,800
KT CORP                        SPONSORED ADR   48268K101   2,644.36    135,400 SH        Defined                  135,400
LEAP WIRELESS INTL INC            COM NEW      521863308   1,510.28     97,500 SH        Defined                   97,500
MACYS INC                           COM        55616P104   3,372.14    139,000 SH        Defined                  139,000
METROPCS COMMUNICATIONS INC         COM        591708102   1,291.08     79,500 SH        Defined                   79,500
NEWMONT MINING CORP                 COM        651639106   1,593.74     29,200 SH        Defined                   29,200
NII HLDGS INC                     CL B NEW     62913F201   2,125.17     51,000 SH        Defined                   51,000
OCLARO INC                        COM NEW      67555N206     788.44     68,500 SH        Defined                   68,500
ON SEMICONDUCTOR CORP               COM        682189105     197.40     20,000 SH        Defined                   20,000
PCCW LTD                            COM        6574071       487.33  1,170,000 SH        Defined                1,170,000
PEOPLES UNITED FINANCIAL INC        COM        712704105   1,503.31    119,500 SH        Defined                  119,500
PNC FINL SVCS GROUP INC             COM        693475105   1,171.61     18,600 SH        Defined                   18,600
POPULAR INC                         COM        733174106     797.34    274,000 SH        Defined                  274,000
SINGAPORE TELECOM LTD               COM        B02PY22       742.73    310,000 SH        Defined                  310,000
TELSTRA CORP LTD                    COM        6087289       786.45    270,000 SH        Defined                  270,000
TW TELECOM INC                      COM        87311L104   2,649.60    138,000 SH        Defined                  138,000
UNITED CONTL HLDGS INC              COM        910047109   6,669.63    290,110 SH        Defined                  290,110
UNITED STATES CELLULAR CORP         COM        911684108     576.69     11,200 SH        Defined                   11,200
WELLS FARGO & CO NEW                COM        949746101   3,677.20    116,000 SH        Defined                  116,000
ZIONS BANCORPORATION                COM        989701107     581.11     25,200 SH        Defined                   25,200
LCC US 04/11 C10.00                 COM        US90341W108    10.95      1,825 SH        Defined                    1,825
LCC US 06/11 C10.00                 COM        US90341W108    65.10      1,550 SH        Defined                    1,550
LCC US 09/11 C12.00                 COM        US90341W108    25.85        550 SH        Defined                      550